Portfolio of Available for Sale Securities (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Government of India securities Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Government of India securities Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Securities issued by Government of India sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Securities issued by Government of India sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Securities issued by state government sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Securities issued by state government sponsored institutions Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Other corporate/financial institution bonds Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Other corporate/financial institution bonds Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Deposit Certificates issued by banks Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2010 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2010 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2010 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Mortgage-backed securities INR	Mar. 31, 2010 Mortgage-backed securities INR	Mar. 31, 2011 Asset-backed securities INR	Mar. 31, 2010 Asset-backed securities INR	Mar. 31, 2011 Other securities INR	Mar. 31, 2010 Other securities INR	Mar. 31, 2011 Securities with gross unrealized losses INR	Mar. 31, 2010 Securities with gross unrealized losses INR	Mar. 31, 2011 Securities with gross unrealized gains INR	Mar. 31, 2010 Securities with gross unrealized gains INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 14,302.8	637,047.1	481,538.8	587,417.8	469,589.1	290.6	928.2	9.8	19.7	1,117.8	603.6	27,449.2	631,064.4	474,064.4	252.6	494.6	14,526.6	2,429.2	4,565.9	6,171.9	831.9	662.8	584.9	639.7
Gross Unrealized Gains	12.4	554.5	2,975.9	113.7	2,744.2	6.0	59.7		0.2	51.7	3.4	67.4	266.1	2,862.7	1.2	8.1	26.1	47.1	274.5	90.6	13.9	19.4		3.2
Gross Unrealized Losses	199.7	8,896.7	3,115.9	8,772.6	3,079.7					0.1		49.6	8,884.4	3,079.7	0.5		61.6		9.9	36.2	2.4
Fair Value	$ 14,115.5	628,704.9	481,398.8	578,758.9	469,253.6	296.6	987.9	9.8	19.9	1,169.4	607.0	27,467.0	622,446.1	473,847.4	253.3	502.7	14,491.1	2,476.3	4,830.5	6,226.3	843.4	682.2	584.9	642.9	558,670.0	241,461.1	70,034.9	239,937.7